Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair value measurements
Summary of financial assets and liabilities measured at fair value on a recurring basis by level within fair value hierarchy

	Successor
	December 31, 2014
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Derivative liabilities	$1,281	$—	$1,281	$—

	$1,281	$—	$1,281	$—

	Predecessor
	December 31, 2013
(Dollars in thousands)	Total	Level 1	Level 2		Level 3
Derivative liabilities	$8,348	$—	$8,348	(a)	$—

	$8,348	$—	$8,348		$—

(a)	The balance includes CVA and MVA adjustments of $0.01 million as of December 31, 2013.

Schedule of carrying amounts and fair values of significant financial instruments

	Successor
	December 31, 2014
(Dollars in thousands)	Book Value	Fair Value	Level 1		Level 2	Level 3
Assets
Cash and cash equivalents, including Restricted cash	$1,007,519	$1,007,519	$1,007,519	(a)	$—	$—
Notes receivable	51,558	51,558	—		51,558	—

	$1,059,077	$1,059,077	$1,007,519		$51,558	$—

Liabilities
Debt financings	$24,568,509	$24,443,579	$—		$24,443,579	$—
Derivative liabilities	1,281	1,281	—		1,281	—
Guarantees	133,500	131,814	—		—	131,814

	$24,703,290	$24,576,674	$—		$24,444,860	$131,814

(a)	Includes restricted cash of $421.2 million as of December 31, 2014.

Predecessor
Fair value measurements
Schedule of non-recurring impairment charges and fair value adjustments recorded to flight equipment

	Predecessor
(Dollars in thousands)	Book Value at December 31, 2013	Impairment Charges	Reclassifications and Other Adjustments		Sales	Depreciation	Book Value at May 13, 2014
Flight equipment	$119,238	$(49,247)	$(45,795)		$—	$(3,020)	$21,176
Lease receivables and other assets	1,168	—	12,614		(369)	—	13,413
Net investment in finance and sales-type leases	—	—	37,027		—	—	37,027

	$120,406	$(49,247)	$3,846	(a)	$(369)	$(3,020)	$71,616

(a)	Represents collections and prepaid lease costs applied against the finance and sales-type leases.

Schedule of fair value, valuation technique and related unobservable inputs for flight equipment for which non-recurring impairment charges and fair value adjustments were recorded

Predecessor
	Fair Value	Valuation Technique	Unobservable Inputs	Range (Weighted-Average)
(Dollars in millions)
Flight Equipment	$67.8	Income Approach	Discount Rate	12.0% - 16.5% (13.2%)

			Remaining Holding Period	0 - 8 years (4 years)
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (55%)

Schedule of carrying amounts and fair values of significant financial instruments

	Predecessor
	December 31, 2013
(Dollars in thousands)	Book Value	Fair Value	Level 1	Level 2		Level 3
Assets
Cash and cash equivalents, including Restricted cash	$1,816,229	$1,816,229	$188,263	$1,627,966	(a)	$—
Notes receivable	18,146	19,686	—	19,686		—

	$1,834,375	$1,835,915	$188,263	$1,647,652		$—

Liabilities
Debt financings	$(21,440,857)	$(22,963,578)	$—	$(22,963,578)		$—
Derivative liabilities	(8,348)	(8,348)	—	(8,348)	(b)	—
Guarantees	(128,750)	(119,645)	—	—		(119,645)

	$(21,577,955)	$(23,091,571)	$—	$(22,971,926)		$(119,645)

(a)	Includes restricted cash of $464.8 million as of December 31, 2013.
(b)	The balance includes CVA and MVA adjustments of $0.01 million as of December 31, 2013.